Net Income (Loss) Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2023
Net Income (Loss) Per Ordinary Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share	The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated:
	Six months ended		Three months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Basic net loss per ordinary share
Numerator:
Net loss	(9,959)	(15,045)	(4,582)	(9,995)

Denominator:
Weighted average common shares – basic and diluted	101,381,153	97, 296,206	101,685,915	97,442,359
Basic and dilutive net loss per common share	(0.10)	(0.15)	(0.05)	(0.10)

Schedule of Weighted-Average Shares of Securities	The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been anti-dilutive:
	Six months ended		Three months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Options	13,097,348	15,378,561	12,315,780	15,300,870
Restricted Stock Units	5,050,085	2,748,135	6,486,973	3,649,756
Private Warrants	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares	1,006,250	1,006,250	1,006,250	1,006,250